UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if amendment [  ]; Amendment Number:   __

This Amendment (Check only one):  [  ] a restatement
                                  [  ]  adds new holdings entries

Institutional Investment Manager Filing this report:

Name:       Greenhaven Associates, Inc.
            Three Manhattanville Road
            Purchase, NY  10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Chris A. Wachenheim
Title:      Executive Vice President
Phone:      914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY              July 23, 2012
------------------------           -------------              -------------
        [Signature]                [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number          Name
--------------------          ----
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                        13F Period Ending June 30, 2012


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              COL 1                   COL 2     COL 3      COL4           COL 5       COL 6                         COL 7
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                                    TITLE OF               VALUE        PRINCIPAL                SHARED
                                      CLASS     CUSIP     ($000)         AMOUNT       SOLE        OTHER       SOLE        NONE
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
Agilent  Technologies, Inc. (A)      COMMON     00846U101     134,286   3,422,168     330,200   3,091,968     330,200   3,091,968
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Air Products & Chemicals (APD)       COMMON     009158106     294,769   3,651,290     691,375   2,959,915     691,375   2,959,915
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American Independence Corp (AMIC)    COMMON     026760405       1,003     200,639           -     200,639           -     200,639
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Baker Hughes Inc. (BHI)              COMMON     057224107     255,208   6,209,440   1,140,850   5,068,590   1,140,850   5,068,590
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Devon Energy Corp (DVN)              COMMON     25179M103     271,249   4,677,518     735,340   3,942,178     735,340   3,942,178
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EQT Corporation (EQT)                COMMON     26884L109     173,832   3,241,315     681,400   2,559,915     681,400   2,559,915
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FedEx Corp (FDX)                     COMMON     31428X106     420,354   4,588,516   1,194,371   3,394,145   1,194,371   3,394,145
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Home Depot Inc. (HD)                 COMMON     437076102     108,850   2,054,160           -   2,054,160           -   2,054,160
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Lennox International Inc. (LII)      COMMON     526107107      19,695     422,370           -     422,370           -     422,370
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Lowe's Companies, Inc. (LOW)         COMMON     548661107     353,120  12,416,324   2,202,400  10,213,924   2,202,400  10,213,924
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Mohawk Industries Inc. (MHK)         COMMON     608190104      12,843     183,920       2,600     181,320       2,600     181,320
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Molex Inc.  (MOLX)                   COMMON     608554101      32,341   1,350,915     259,500   1,091,415     259,500   1,091,415
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Molex Inc. - CL A  (MOLXA)           COMMON     608554200       2,428     120,000      36,500      83,500      36,500      83,500
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Pall Corporation (PLL)               COMMON     696429307         329       6,000       6,000           -       6,000           -
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Perkinelmer, Inc. (PKI)              COMMON     714046109      43,676   1,692,850       7,000   1,685,850       7,000   1,685,850
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Plains All Amer Pipeline LP (PAA)    COMMON     726503105       3,418      42,300       2,300      40,000       2,300      40,000
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Praxair Inc. (PX)                    COMMON     74005P104      50,926     468,367       2,060     466,307       2,060     466,307
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RHJ International (RHJI)             COMMON     B06S4F0BE       8,407   1,876,555   1,428,130     448,425   1,428,130     448,425
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Rockwell Collins, Inc. (COL)         COMMON     774341101      39,602     802,481      51,200     751,281      51,200     751,281
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Southwestern Energy Co (SWN)         COMMON     845467109      55,991   1,753,550     100,900   1,652,650     100,900   1,652,650
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Southwest Airlines (LUV)             COMMON     844741108       5,306     575,450           -     575,450           -     575,450
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TE Connectivity Ltd (TEL)            COMMON     H84989104     124,028   3,886,814     736,920   3,149,894     736,920   3,149,894
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3M Company (MMM)                     COMMON     88579Y101     299,143   3,338,653     537,860   2,800,793     537,860   2,800,793
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Union Pacific Corp (UNP)             COMMON     907818108         597       5,000       5,000           -       5,000           -
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United Parcel Service (UPS)          COMMON     911312106     309,682   3,931,975     585,700   3,346,275     585,700   3,346,275
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Whirlpool Corp (WHR)                 COMMON     963320106     117,773   1,925,656     329,600   1,596,056     329,600   1,596,056
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                                                            3,138,855
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